Submission	Jun. 04, 2025
Submission [Line Items]
Central Index Key	0001932393
Registrant Name	GE HealthCare Technologies Inc.
Registration File Number	333-280584
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES